Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 6,397	$ 12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	1,250	1,500
Total cash and cash equivalents and restricted cash shown in the statement of cash flows	9,197	$ 15,908	$ 3,109	$ 3,354
Restricted deposits	2,250
Liquidity requirements	500
Restricted deposits pledged as collateral	$ 50